Annual Operating Expenses - FidelityGovernmentCashReserves-RetailPRO - FidelityGovernmentCashReserves-RetailPRO - Fidelity Government Cash Reserves - Fidelity Government Cash Reserves	Jan. 29, 2025
Operating Expenses:
Management fee	0.39%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.39%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.